Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2017	December 31, 2016	December 31, 2015
Current tax expense	856	727	819
Deferred tax expense	231	—	457
Total tax expense	1,087	727	1,276

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	232	0.2%	(2,104)	(1.8)%	(904)	(1.1)%
Change in valuation allowance	597	0.4%	87	0.1%	466	0.6%
Prior year tax adjustments	(55)	—%	(71)	(0.1)%	80	0.1%
Other - net	313	0.2%	2,815	2.4%	1,634	2.0%
Income tax expense (benefit) at effective tax rate	1,087	0.7%	727	0.6%	1,276	1.6%

Schedule of deferred income taxes

Deferred income taxes	December 31, 2017	December 31, 2016
Deferred income tax asset
Tax loss carried forward	6,868	5,770
Pension liability	1,152	1,594
Fixed assets	(223)	11
Allowance for compensated absence	15	8
Onerous leases	—	9
Deferred income tax asset before valuation allowance	7,812	7,392
Less: valuation allowance	(6,723)	(5,638)
Net deferred income tax assets	1,089	1,754

Deferred income tax liability
Other	—	—
Net deferred income tax assets	1,089	1,754